BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2023				December 31, 2022
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	—	N/A	5	$—	$—
Commercial paper	N/A	N/A	—	—	5.1	<1	249	249
Medium Term Notes:
Series 4 (C$150)	5.8	13	113	118	5.8	14	111	114
Series 9 (C$400)	3.8	2	302	292	3.8	2	295	286
Series 10 (C$500)	3.6	4	378	357	3.6	4	369	350
Series 11 (C$475)	4.3	6	359	343	4.3	6	351	338
Series 12 (C$475)	3.4	7	359	324	3.4	7	351	316
Series 13 (C$300)	4.3	26	227	193	4.3	27	221	184
Series 14 (C$425)	3.3	27	321	229	3.3	28	314	218
Series 15 (C$400)(1)	5.9	9	301	314	5.9	10	295	307
Series 16 (C$400)	5.3	10	301	301	—	—	—	—
	4.3	11	2,661	2,471	4.1%	11	2,307	2,113
Total corporate borrowings			2,661	$2,471			2,556	$2,362
Add: Unamortized premiums(2)			2				2
Less: Unamortized financing fees(2)			(12)				(10)
Less: Current portion			—				(249)
			$2,651				$2,299
(1)Includes $8 million (2022: $7 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2023	December 31, 2022
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Authorized letter of credit facility	500	500
Issued letters of credit	(325)	(344)
Available portion of corporate credit facilities(3)	$2,550	$2,531
(1)Amounts are guaranteed by Brookfield Renewable.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.8	11	$8,739	$8,568	7.2	10	$8,813	$8,104
Wind	5.8	8	5,065	$4,997	5.4	8	5,943	5,824
Utility-scale solar	6.0	13	4,668	$4,592	5.6	13	4,625	4,502
Distributed energy & sustainable solutions	6.0	6	3,326	3,118	5.1	7	2,940	2,687
Total	6.7	10	$21,798	$21,275	6.1	10	$22,321	$21,117
Add: Unamortized premiums(3)			94				105
Less: Unamortized financing fees(3)			(128)				(124)
Less: Current portion			(1,457)				(2,027)
			$20,307				$20,275
(1)Includes $923 million (2022: 1,838 million ) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $115 million (2022: $93 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Brookfield Renewable’s financing and refinancing completed for the six months ended June 30, 2023 are as follows:

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q1 2023	US	Distributed generation	7.03%	Financing	2026	$100 million
Q1 2023	China	Wind	4.4%	Financing	2040	CNY 971 million ($141 million)
Q1 2023	China	Wind	4.6%	Financing	2030	CNY 200 million ($29 million)
Q1 2023	China	Wind	4.6%	Financing	2039	CNY 70 million ($10 million)
Q1 2023	China	Wind	4.4%	Financing	2039	CNY 97 million ($14 million)
Q2 2023	India	Solar	MCLR	Financing	2043	INR 10 billion ($123 million)
Q2 2023	Brazil	Wind	CDI	Financing	2024	BRL $450 million ($93 million)
Q2 2023	Canada	Hydroelectric	6.19%	Financing	2045	CAD $30 million ($22 million)
Q2 2023	US	Solar	6.62%	Financing	2058 - 2060	$45 million
Q2 2023	US	Wind	SOFR	Refinancing	2033	$311 million
(1)Benchmarked financings bear a variable interest at the applicable rate plus a margin.
In the second quarter of 2023, the Company extended the maturity of its $650 million credit facility associated with the United States business to mature in 2026.